21 Leases (Details) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019
Financial lease liabilities - minimum payments
Present value of finance lease agreements	R$ 2,776	R$ 3,751
Future financing charges	2,478	2,347
Gross amount of financial lease agreements	5,254	6,098
PIS and COFINS embedded in the present value of lease agreements	169	115
PIS and COFINS embedded in the gross value of lease agreements	319	214
Less than 1 year [Member]
Financial lease liabilities - minimum payments
Present value of finance lease agreements	172	404
1 to 5 years [Member]
Financial lease liabilities - minimum payments
Present value of finance lease agreements	866	1,323
More than 5 years [member]
Financial lease liabilities - minimum payments
Present value of finance lease agreements	R$ 1,738	R$ 2,024